Income taxes - Summary of reconciliation of income taxes expenses (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Effective Income Tax Rate Reconciliation, Amount
Income before income tax	¥ (739,301,975)	$ (105,718,775)	¥ (157,537,018)	¥ (101,474,055)
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax expense at PRC statutory income tax rate	¥ 184,825,494		¥ 39,384,255	¥ 25,368,514
Effect of different tax rates			(97,962,122)	(25,070,403)
Tax exempted income			(113,208,078)	(198,231)
Outside basis difference				(215,985,749)
Expenses not deductible for tax purposes			13,122,045	36,882,867
Adjustment on current income tax of the previous periods				(18,394,143)
Non-deductible guarantee liability:				93,833,446
Write-off of NOL and others			450,292,380	252,778,471
Withholding income tax			23,250,000	4,427,205
Changes in valuation allowance			(249,072,857)	(91,301,461)
Total income tax expense/(benefit)	¥ 30,674,579	$ 4,386,405	¥ 65,805,623	¥ 62,340,516
Effective tax rate	4.10%	4.10%	41.80%	61.40%